Financial Instruments Risks - Credit Quality of Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	$ 206,027,269	$ 318,689,020
Loans And Advances To Customers	190,041,967	264,512,229
Loans And Advances To Banks	5,069,933	14,823,052
Other Financial Assets	10,897,537	19,786,689
Loans And Advances To Central Banks	17,405	589
Loans And Advances To Government Sector	427	317
Reverse Repurchase Agreements	0	19,566,144
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	45,205,882	37,787,332
Debt Securities FVOCI	45,178,513	37,765,909
Equity Instruments FVOCI	27,369	21,423
Total Loan Commitments And Financial Guarantees	49,707,760
Amortised Cost [Member]
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	208,136,419	325,210,804
Loans And Advances To Customers	201,454,375	270,764,079
Loans And Advances To Banks	5,198,021	14,874,564
Other Financial Assets	1,466,191	19,786,692
Loans And Advances To Central Banks	17,405	589
Loans And Advances To Government Sector	427	317
Reverse Repurchase Agreements		19,784,563
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	45,212,713	37,787,332
Debt Securities FVOCI	45,212,713	37,765,909
Equity Instruments FVOCI		21,423
Total Financial Assets Risk	253,349,132	362,998,136
Total Loan Commitments And Financial Guarantees	49,707,760	220,441,622
Total Exposure To Credit Risk	303,056,892	583,439,758
Total [member]
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	196,590,375	318,689,020
Loans And Advances To Customers	190,041,967	264,512,229
Loans And Advances To Banks	5,069,933	14,823,052
Other Financial Assets	1,460,643	19,786,689
Loans And Advances To Central Banks	17,405	589
Loans And Advances To Government Sector	427	317
Reverse Repurchase Agreements		19,566,144
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	40,309,297	37,787,332
Debt Securities FVOCI	40,309,297	37,765,909
Equity Instruments FVOCI		21,423
Total Financial Assets Risk	236,899,672	356,476,352
Total Loan Commitments And Financial Guarantees	48,777,183	219,472,627
Total Exposure To Credit Risk	285,676,855	575,948,979
Stage 1 [Member]
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	176,257,793	297,513,220
Loans And Advances To Customers	169,934,636	243,336,429
Loans And Advances To Banks	5,069,933	14,823,052
Other Financial Assets	1,235,392	19,786,689
Loans And Advances To Central Banks	17,405	589
Loans And Advances To Government Sector	427	317
Reverse Repurchase Agreements		19,566,144
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	29,088,445	37,787,332
Debt Securities FVOCI	29,088,445	37,765,909
Equity Instruments FVOCI		21,423
Total Financial Assets Risk	205,346,238	335,300,552
Total Loan Commitments And Financial Guarantees	44,252,081	208,963,783
Stage 2 [Member]
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	18,114,616	18,400,430
Loans And Advances To Customers	17,889,383	18,400,430
Other Financial Assets	225,233	0
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	11,220,852	0
Debt Securities FVOCI	11,220,852	0
Total Financial Assets Risk	29,335,468	18,400,430
Total Loan Commitments And Financial Guarantees	4,516,549	10,397,237
Stage 3 [Member]
Disclosure Of Credit Quality Of Assets [Line Items]
Financial Assets At Amortised Cost	2,217,966	2,775,370
Loans And Advances To Customers	2,217,948	2,775,370
Other Financial Assets	18
Total Financial Assets Risk	2,217,966	2,775,370
Total Loan Commitments And Financial Guarantees	$ 8,553	$ 111,607